Warrants (Details)	12 Months Ended
Jun. 30, 2026 $ / shares shares
Warrants [Line Items]
Warrants exercisable share | shares	230
Warrant expire term	5 years
Sale price per share (in Dollars per share) | $ / shares	$ 230
Maximum [Member]
Warrants [Line Items]
Sale price per share (in Dollars per share) | $ / shares	$ 360
Ordinary shares of trading days	30 years
Minimum [Member]
Warrants [Line Items]
Sale price per share (in Dollars per share) | $ / shares	$ 18
Ordinary shares of trading days	20 years
Warrant [Member]
Warrants [Line Items]
Warrants outstanding | shares	266,125
Redemption price per share | $ / shares	$ 0.01
Public Warrants [Member]
Warrants [Line Items]
Warrants outstanding | shares	6,016,125
Warrants exercisable share | shares	11.5
Public Warrants [Member] | Maximum [Member]
Warrants [Line Items]
Warrants outstanding | shares	5,750,000
Private Warrants [Member]
Warrants [Line Items]
Sale price per share (in Dollars per share) | $ / shares	$ 11.5